Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Balances and Transactions With Related Parties

	12.31.2020
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	45.2	0.4	—	50.3	(1.3)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.2	—	300.6	(2.4)	—
Brazilian Air Force	372.3	190.2	—	—	—	(34.0)
Marinha do Brasil	1.8	10.3	—	—	—	(3.2)
Embraer Prev - Sociedade de Previdência Complementar	—	4.5	—	—	—	(12.0)
Brazilian Army	1.7	9.0	—	—	—	1.5
Financiadora de Estudo e Projetos – FINEP	—	8.8	—	14.7	(0.1)	—

	421.0	224.4	—	365.6	(3.8)	(47.7)

14.4	December 31, 2019

	12.31.2019
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	75.3	—	—	—	1.1	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	(5.1)	—
Brazilian Air Force	364.4	226.9	—	—	—	(35.9)
Marinha do Brasil	0.6	4.4	—	—	—	(2.9)
Embraer Prev - Sociedade de Previdência Complementar	—	4.7	—	—	—	(19.7)
Brazilian Army	13.0	7.4	—	—	—	6.8
Financiadora de Estudo e Projetos – FINEP	—	12.7	—	30.6	(1.7)	—

	453.3	256.1	—	30.6	(5.7)	(51.7)

14.5	December 31, 2018

	12.31.2018
	Financial	Operating
	Results	Results
Banco do Brasil S.A.	(4.2)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(8.3)	—
Brazilian Air Force	—	(176.2)
Marinha do Brasil	—	(12.6)
Embraer Prev - Sociedade de Previdência Complementar	—	(14.4)
Financiadora de Estudo e Projetos – FINEP	(2.3)	—

	(14.8)	(203.2)

Summary of Remuneration of Key Management Personnel

	12.31.2020	12.31.2019	12.31.2018
Short-term benefits (i)	5.8	9.0	10.0
Share based payment (ii)	(1.7)	3.2	3.3
Labor contract termination	0.5	1.2	1.0

Total remuneration	4.6	13.4	14.3

(i)	Includes wages, salaries, profit sharing, bonuses and indemnities distributed to the key management personnel, which are settled in Brazilian Reais.

(ii)	Accounts payable were reduced in the period due to the devaluation of the Company’s shares price, which is applied to measure the share-based payment plan settled in cash, as disclosed in Note 29.